Income tax, Movement in Deferred Tax Balances (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	$ (4,031,599,864)	$ (4,353,712,591)	$ (2,324,464,551)
Recognized in profit and loss	(68,751,097)	55,155,403	(227,302,580)
Recognized in OCI	(100,447,638)	266,957,324	(1,801,945,460)
Deferred tax balances, Ending Balance	(4,200,798,599)	(4,031,599,864)	(4,353,712,591)
Accruals and borrowing cost [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	3,370,885	147,482	3,691,418
Recognized in profit and loss	19,674,628	3,223,403	(3,543,936)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	23,045,513	3,370,885	147,482
Debt cost to be amortized [Member]
Deferred tax expense (income) [abstract]
Recognized in profit and loss	(69,902,187)
Recognized in OCI	0
Deferred tax balances, Ending Balance	(69,902,187)
Advance Customers [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	46,637,589	0
Recognized in profit and loss	(41,440,664)	46,637,589
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	5,196,925	46,637,589	0
Lease Liabilities [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	62,388,460	0
Recognized in profit and loss	(374,162)	62,388,460
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	62,014,298	62,388,460	0
Equipment rent [Member]
Deferred tax expense (income) [abstract]
Recognized in profit and loss	84,603,406
Recognized in OCI	0
Deferred tax balances, Ending Balance	84,603,406
Employees' Benefits [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	2,629,807	1,996,298	1,024,636
Recognized in profit and loss	526,081	670,889	205,318
Recognized in OCI	(4,762)	(37,380)	766,344
Deferred tax balances, Ending Balance	3,151,126	2,629,807	1,996,298
Employees' Statutory Profit Sharing [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	672,518	641,950	225,621
Recognized in profit and loss	107,941	30,568	416,329
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	780,459	672,518	641,950
Prepayments [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(3,999,701)	(1,422,966)	(628,022)
Recognized in profit and loss	(8,869,225)	(2,576,735)	(794,944)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(12,868,926)	(3,999,701)	(1,422,966)
Property, Plant and Equipment [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance		(3,744,239,239)	(1,941,698,749)
Recognized in profit and loss			171,314
Recognized in OCI			(1,802,711,804)
Deferred tax balances, Ending Balance			(3,744,239,239)
Property, Plant and Equipment [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(39,818,079)	236,862
Recognized in profit and loss	(55,505,525)	(40,054,941)
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	(95,323,604)	(39,818,079)	236,862
PP&E Surplus [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(3,471,731,220)	(3,744,476,101)
Recognized in profit and loss	23,704,366	5,750,177
Recognized in OCI	(100,442,876)	266,994,704
Deferred tax balances, Ending Balance	(3,548,469,730)	(3,471,731,220)	(3,744,476,101)
PP&E (capitalized foreign exchange rate and interest expense) [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(231,042,798)	(226,499,908)	(152,392,186)
Recognized in profit and loss	10,438,263	(4,542,890)	(74,107,722)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(220,604,535)	(231,042,798)	(226,499,908)
Investment Properties [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(300,519,080)	(326,498,611)	(237,071,633)
Recognized in profit and loss	(71,852,552)	25,979,531	(89,426,978)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(372,371,632)	(300,519,080)	(326,498,611)
Right of use of assets [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(65,111,127)	0
Recognized in profit and loss	5,061,415	(65,111,127)
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	(60,049,712)	(65,111,127)	0
Derivatives [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(35,077,118)	(57,837,597)	2,384,364
Recognized in profit and loss	35,077,118	22,760,479	(60,221,961)
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	$ 0	$ (35,077,118)	$ (57,837,597)